UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐ Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period

_______________ to _______________

Date of Report (Date of earliest event reported)

Commission File Number of securitizer:

Central Index Key Number of securitizer:

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(I) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☒ Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor:	Not Applicable

TLF National Tax Lien Trust 2017-1
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable):	0001730134

Central Index Key Number of underwriter (if applicable):	Not Applicable

Michael Murphy (512) 327-9500
Name and telephone number, including area code, of the person to contact in connection with this filing.

INFORMATION TO BE INCLUDED IN THE REPORT

PART II:	FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item2.01	Findings and Conclusions of a Third Party Due Diligence report Obtained by the Issuer

Attached hereto as Exhibit 99.1 is an agreed-upon procedures report, dated February 14, 2018, of KPMG LLP, obtained by the Issuer, which report set forth the findings and conclusions, as applicable of KPMG LLP with respect to certain agreed-upon procedures performed by KPMG LLP.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

TLF National Tax Lien Trust 2017-1	(Securitizer, Depositor or Underwriter)

Date	February 14, 2018

/s/ Kurt Rechner

Kurt Rechner
Vice President of Prophet Asset Management LLC,
the General Partner of TL Funding Partners LP,
the member of TL Funding 2017 LLC,
the Depositor of TLF National Tax Lien Trust 2017-1